Schedule of future minimum lease payments (Details)	Dec. 31, 2024 USD ($)
Leases
Operating lease payments, 2025	$ 155,707
Finance lease payments, 2025	7,548
Total 2025	163,255
Operating lease payments, 2026	52,231
Finance lease payments, 2026	7,959
Total 2026	60,190
Operating lease payments, 2027
Finance lease payments, 2027	7,959
Total 2027	7,959
Operating lease payments, 2028
Finance lease payments, 2028	10,603
Total 2028	10,603
Operating lease payments, 2029
Finance lease payments, 2029
Total 2029
Total Operating lease payments	207,938
Total Finance lease payments	34,069
Total lease payments	242,007
Total Operating lease payments, discount	(4,959)
Total Finance lease payments, discount	(5,872)
Total, discount	(10,831)
Present value of lease liabilities, operating lease payments	202,979
Present value of lease liabilities, finance lease payments	28,197
Present value of lease liabilities, total	$ 231,176